FAIR VALUE MEASUREMENTS - Schedule of Company's Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 236,580,243	$ 232,460,533	$ 0
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 236,580,243	$ 232,460,533